Remuneration System for the Management Board and Employees of the Group - 2018 Stock Option Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plans [Line Items]
Subscription right	110.00%
April 2018 stock option plan [member]
Stock Option Plans [Line Items]
Subscription right	25.00%
Weighted-average Price	€ 81.04
Personnel expenses	€ 52,795	€ 251,855	€ 704,954
April 2018 stock option plan [member] | Top of range [member]
Stock Option Plans [Line Items]
Subscription right	200.00%
April 2018 stock option plan [member] | Weighted average [member]
Stock Option Plans [Line Items]
Subscription right	100.00%
April 2018 stock option plan [member] | Bottom of range [member]
Stock Option Plans [Line Items]
Subscription right	0.00%